Lease liabilities and right-of-use assets - Summary of Maturity Analysis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accretion of interest allocated
Finance costs	$ 212,301	$ 94,626	$ 63,683
Assets classified as held for sale	129,209	45,558	20,121
Accretion of interest	$ 341,510	$ 140,184	$ 83,804